Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Large Cap Index Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Large Cap Index Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, financials and real estate sector boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate and materials sectors and a larger allocation to the information technology sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Apple, Inc., a technology company specializing in consumer electronics and devices; Oracle Corp., a computer software and services manufacturer and provider; JPMorgan Chase & Co., a multi-national financial services company; Alphabet, Inc., the holding company of Google and its subsidiaries; and American Express Co., a financial services company specializing in payment cards, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, information technology and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| A smaller weighting to the consumer discretionary sector and a slightly larger weighting to the consumer staples sector modestly detracted from relative results.
Individual holdings
| Fund positions in Microsoft Corp., a leading developer of computer software, operating systems and applications; Intel Corporation, a manufacturer of semiconductor technologies and solutions; Amgen, Inc., a biopharmaceutical company; Johnson & Johnson, a global healthcare and pharmaceutical company; and Union Pacific Corp., the holding company of one of the largest railroad systems in the U.S., were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	24.70	14.21	12.77
S&P 500® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,232,169,409
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 4,207,955
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Sta
tisti
cs
Fund net assets	$ 2,232,169,409
Total number of portfolio holdings	505
Management services fees (represents 0.20% of Fund average net assets)	$ 4,207,955
Portfolio turnover for the reporting period	2%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below s
ho
w the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%

Columbia Variable Portfolio – Large Cap Index Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Large Cap Index Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, financials and real estate sector boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate and materials sectors and a larger allocation to the information technology sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Apple, Inc., a technology company specializing in consumer electronics and devices; Oracle Corp., a computer software and services manufacturer and provider; JPMorgan Chase & Co., a multi-national financial services company; Alphabet, Inc., the holding company of Google and its subsidiaries; and American Express Co., a financial services company specializing in payment cards, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, information technology and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| A smaller weighting to the consumer discretionary sector and a slightly larger weighting to the consumer staples sector modestly detracted from relative results.
Individual holdings
| Fund positions in Microsoft Corp., a leading developer of computer software, operating systems and applications; Intel Corporation, a manufacturer of semiconductor technologies and solutions; Amgen, Inc., a biopharmaceutical company; Johnson & Johnson, a global healthcare and pharmaceutical company; and Union Pacific Corp., the holding company of one of the largest railroad systems in the U.S., were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	24.40	13.94	12.49
S&P 500® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,232,169,409
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 4,207,955
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fu
n
d Statistics
Fund net assets	$ 2,232,169,409
Total number of portfolio holdings	505
Management services fees (represents 0.20% of Fund average net assets)	$ 4,207,955
Portfolio turnover for the reporting period	2%

Holdings [Text Block]
Graphical Repr
es
entation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%

Columbia Variable Portfolio – Large Cap Index Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Large Cap Index Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 43	0.38%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, financials and real estate sector boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate and materials sectors and a larger allocation to the information technology sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Apple, Inc., a technology company specializing in consumer electronics and devices; Oracle Corp., a computer software and services manufacturer and provider; JPMorgan Chase & Co., a multi-national financial services company; Alphabet, Inc., the holding company of Google and its subsidiaries; and American Express Co., a financial services company specializing in payment cards, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, information technology and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| A smaller weighting to the consumer discretionary sector and a slightly larger weighting to the consumer staples sector modestly detracted from relative results.
Individual holdings
| Fund positions in Microsoft Corp., a leading developer of computer software, operating systems and applications; Intel Corporation, a manufacturer of semiconductor technologies and solutions; Amgen, Inc., a biopharmaceutical company; Johnson & Johnson, a global healthcare and pharmaceutical company; and Union Pacific Corp., the holding company of one of the largest railroad systems in the U.S., were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	24.54	14.07	12.63
S&P 500® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,232,169,409
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 4,207,955
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key
Fu
nd Statistics
Fund net assets	$ 2,232,169,409
Total number of portfolio holdings	505
Management services fees (represents 0.20% of Fund average net assets)	$ 4,207,955
Portfolio turnover for the reporting period	2%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables be
lo
w show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%